PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
Prepaid Expenses and Other Assets.
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2013	2014
Prepaid insurance expense	36,726,579	62,841,073
Staff advance	9,375,763	8,884,810
Rental deposits	4,709,220	6,566,555
Prepaid gasoline and repair supplies	6,848,754	9,966,963
Receivable from disposal of vehicles	4,095,005	22,715,893
Value-added taxes deductible	5,187,218	56,202,330
Prepaid rental expense	2,582,377	6,096,504
Others	9,328,183	22,331,605
	78,853,099	195,605,733